INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB
Reconciliation between adjusted operating income and net income
Adjusted operating income	$ 293.9	16,533.0	13,591.0	9,830.0
Less share-based compensation expense	(21.5)	(1,210.0)	(754.0)	(376.0)
Add interest income, net	15.2	856.0	1,717.0	1,002.0
Add other income, net	111.9	6,296.0	2,159.0	118.0
Less provision for income taxes	(97.0)	(5,455.0)	(3,239.0)	(2,351.0)
Net income	$ 302.5	17,020.0	13,474.0	8,223.0